Commitments - Additional Information (Details) - CNY (¥) ¥ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Minimum Royalty Payments [Abstract]
Future minimum commitments for non-cancellable operating commitment	¥ 466	¥ 235
Minimum royalty payments under licensing agreement	3,872	7,217
Investment commitments	¥ 116	¥ 198